EARNINGS PER SHARE	12 Months Ended
Jan. 01, 2023
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE:
Reconciliation between basic and diluted earnings per share is as follows:

	2022	2021

Net earnings - basic and diluted	$541,540	$607,183

Basic earnings per share:
Basic weighted average number of common shares outstanding	184,128	197,014
Basic earnings per share	$2.94	$3.08

Diluted earnings per share:
Basic weighted average number of common shares outstanding	184,128	197,014
Plus dilutive impact of stock options, Treasury RSUs, and common shares held in trust	404	581
Diluted weighted average number of common shares outstanding	184,532	197,595
Diluted earnings per share	$2.93	$3.07

Excluded from the above calculation for the year ended January 1, 2023 are 282,737 stock options (2021 - nil) and 25,614 Treasury RSUs (2021 - nil) which were deemed to be anti-dilutive.